REDEMPTION SETTLEMENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
REDEMPTION SETTLEMENT ASSETS
Schedule of redemption settlement assets

	December 31, 2018				December 31, 2017
	Amortized	Unrealized	Unrealized		Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value	Cost	Gains	Losses	Fair Value
	(In millions)
Restricted cash	$43.9	$—	$—	$43.9	$74.3	$—	$—	$74.3
Mutual funds	23.2	—	—	23.2	27.3	—	(1.3)	26.0
Corporate bonds	497.5	0.1	(6.1)	491.5	495.0	—	(5.8)	489.2
Total	$564.6	$0.1	$(6.1)	$558.6	$596.6	$—	$(7.1)	$589.5

Schedule of unrealized losses and fair value for investments that were in an unrealized loss position, aggregated by investment category and the length of time that individual securities have been in a continuous loss position

	December 31, 2018
	Less than 12 months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In millions)
Corporate bonds	$31.2	$(0.1)	$414.4	$(6.0)	$445.6	$(6.1)
Total	$31.2	$(0.1)	$414.4	$(6.0)	$445.6	$(6.1)

	December 31, 2017
	Less than 12 months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(In millions)
Mutual funds	$26.0	$(1.3)	$—	$—	$26.0	$(1.3)
Corporate bonds	328.0	(3.7)	161.2	(2.1)	489.2	(5.8)
Total	$354.0	$(5.0)	$161.2	$(2.1)	$515.2	$(7.1)

Schedule of redemption settlement assets by contractual maturity date

	Amortized	Estimated
	Cost	Fair Value
	(In millions)
Due in one year or less	$118.4	$117.9
Due after one year through five years	402.3	396.8
Total	$520.7	$514.7